RELATED PARTY DISCLOSURES (Details Narrative)		5 Months Ended	12 Months Ended
	Dec. 18, 2023 shares	Dec. 31, 2021 EUR (€)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2022 EUR (€) shares	Aug. 13, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Share-based payments expense			$ 124,177		$ 125,500		$ 437,508
Refundable security deposit									$ 4,500
Annual rents		€ 6,920	34,335	€ 20,844	31,046	€ 19,845	$ 29,336	€ 18,900
Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares							40,000,000	40,000,000
Share-based payments expense					(101,043)		$ 101,043
Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares							20,000,000	20,000,000
Share-based payments expense					34,368		$ 26,459
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares							20,000,000	20,000,000
Share-based payments expense					27,739		$ 16,719
Mr. Philips Hains [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions							91,615
Mr. Stanley Sack [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions							107,187
Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions			45,000		60,000		60,000
Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions			$ 22,692				$ 50,000
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares							40,000,000	40,000,000
Share consolidation of equity securities	one (1) security for every 100 securities
Share-based payments expense					$ 62,107		$ 43,178
Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares							40,000,000	40,000,000
Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares	200,000						20,000,000	20,000,000
Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued | shares	200,000						20,000,000	20,000,000